SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($)			12 Months Ended
	Sep. 09, 2015	Jan. 12, 2015	Dec. 31, 2018	Dec. 31, 2015
Number of Options
Options outstanding			9,634,542
Granted	12,569,166	6,274,166	0	8,134,375
Forfeited			(161,724)
Expired			(2,526)
Exercised			(230,225)
Options outstanding			9,240,067
Options vested or expected to vest			20,043,353
Options exercisable			9,075,709
Weighted Average Exercise Price
Options outstanding			$ 0.50
Granted			0
Forfeited			0.59
Expired			0.59
Exercised	$ 0.59	$ 0.87	0.59
Options outstanding			0.49
Options vested or expected to vest			0.47
Options exercisable			$ 0.49
Weighted Average Remaining Contract Life
Options outstanding			4 years 6 months 10 days
Options vested or expected to vest			4 years 1 month 9 days
Options exercisable			4 years 5 months 26 days
Aggregate Intrinsic Value
Options outstanding			$ 4,049,496
Options vested or expected to vest			9,351,312
Options exercisable			$ 3,993,944